Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Accruals and Other Payables [Abstract]
Accrued staff salaries and reimbursements	$ 415,718	$ 53,019	$ 391,636
Accrued professional fee	768,489	98,010	768,489
Trade creditors	59,200	7,550	59,200
Other accrued expenses	56,904	7,258	56,904
Total	$ 1,300,311	$ 165,837	$ 1,276,229